Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-11111
Carolyn.Augur@LFG.com

VIA EDGAR

August 25, 2022

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln Life Variable Annuity Account N: 333-36304, 333-36316, 333-40937, 333-61554,
333-135039, 333-138190, 333-149434, 333-170529, 333-170897, 333-172328, 333-181612,
333-193272, 333-193273, 333-193274, 333-212680, 333-212682, 333-214143, 333-214144,
333-239288; 811-08517

Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760, 333-141762, 333-145531, 333-149449, 333-171096, 333-175691, 333-181616,
333-193276, 333-193277, 333-214111, 333-214113; 811-09763

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company York and Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contracts offered by the Companies through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the post-effective amendment filed on July 20, 2022.

Sincerely,

/s/ Carolyn Augur

Carolyn Augur